Commitments and Contingencies (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Letters of guarantee and letters of credit	$ 590	$ 590
Vitol S.A. | Navios Logistics
Guarantee and indemnity letter	$ 12,000
Guarantees	Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2017.
Three pushboats | Navios Logistics
Contractual Obligation	$ 10,933
Expansion of dry port facility | Navios Logistics
Contractual Obligation	48,154
Chartered-in fleet acquisition | Navios Logistics
Contractual Obligation	$ 1,911